Note 8 - Stockholders' Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
8 .	Stockholder s’ Deficit

Shares reserved

Shares of common stock reserved for future issuance are as follows:

September 30 , 201 7
Stock options outstanding	683,960
Shares available for grant under equity incentive plan	1,110,400
Estimated common shares issuable upon conversion of notes payable and accrued interest	315,356
Common shares issuable under common stock purchase warrants	351,500
Total	2,461,216

8.
     Stockholders’ Deficit

Private placement, resale registration

On each of
June

10,
June
24,
August
11
and
September
2,
2016,
we entered into Securities Purchase Agreements (the “Purchase Agreements”) with the purchasers named therein, pursuant to which we sold an aggregate of
2,221,000
shares of common stock (the “Purchased Shares”) and warrants (the “Warrants”) to purchase an aggregate of
1,110,500
shares of common stock (the “Warrant Shares”). The purchase price for each unit, consisting of one
share of common stock and a warrant to purchase
one
-half share of common stock, was
$1.00.
The Warrants are exercisable for a period of
five
years from their respective date of issuance at an exercise price of
$1.50
per share. The Company received aggregate gross proceeds of
$1.9
million from the Purchase Agreements closings under these private placement transactions and an additional
$196,000
was invested by management through the conversion of previously deferred compensation. As of
December 31, 2016,
1,085,500
of the Warrants remained outstanding.

Pursuant to the Purchase Agreements, we filed a registration statement on Form S-
1
with the SEC covering the resale of the Purchased Shares and Warrant Shares. On
October 3, 2016,
the SEC declared the registration statement effective. We have also agreed, among other things, to indemnify the selling stockholders under the registration statements from certain liabilities and to pay all fees and expenses (excluding underwriting discounts and selling commissions and legal fees) incident to our obligations under the Purchase Agreements.

Cimarron Medical, Inc. merger transaction

On
June 12, 2015,
SBR entered into an Agreement and Plan of Merger (the “Merger”) with Cimarron and SB Acquisition Corporation, a wholly owned subsidiary of Cimarron. The resulting merger of SB Acquisition Corporation with and into SBR on
September 4, 2015,
resulted in all of the issued and outstanding common stock of SBR being converted into the right to receive an aggregate of
28,442,484
shares of Cimarron
’s common stock, representing
four
shares of Cimarron common stock for every
one
share of SBR common stock cancelled in the Merger. All of the shares of common stock issued pursuant to the Merger were “restricted securities” under Rule
144.
As a result of this transaction, former SBR stockholders owned approximately
98.8%
of the outstanding capital stock, giving SBR’s former stockholders substantial control of Cimarron. In connection with the Merger, Cimarron’s Board of Directors and management team were replaced by members of SBR’s Board of Directors and management team and Cimarron’s name was changed to “Sun BioPharma, Inc.”

In addition, outstanding options and warrants to purchase SBR common stock before the Merger were converted into options and warrants to purchase an aggregate of
5,043,600
shares and
2,550,000
shares, respectively, of Cimarron
’s common stock. Approximately
$2.8
million aggregate principal amount of SBR outstanding convertible promissory notes were converted into convertible promissory notes payable by Cimarron and convertible into shares of Cimarron common stock at a rate of
$1.125
per share. Immediately prior to the Merger, Cimarron had
1,450,322
shares of common stock outstanding with
no
other capital stock or rights to acquire additional shares outstanding.

Under GAAP, SBR was deemed to be the acquirer for accounting purposes because its former stockholders owned a substantial majority of the issued and outstanding shares of Cimarron
’s common stock after the Merger. Further, as Cimarron’s business operations and net assets, at the time of the Merger, were nominal relative to SBR’s business operations and net assets, we have accounted for the Merger as a capital transaction.

SBR incurred approximately
$325,000
of costs associated with the Merger and assumed
$250,000
of demand notes payable, net, after giving effect to the disposition of the legacy business operations of Cimarron, discussed below. The transaction costs for the Merger are included in general and administrative expenses in our Consolidated Statements of Operations and Comprehensive Loss.

Sale of legacy Cimarron Medical business operations

On
September 28, 2015,
we sold all of our ownership interest in the legacy business operations of Cimarron, which previously had been contributed to our then wholly owned subsidiary, Cimarron Medical Software, Inc., to Sampleminded, Inc. In exchange, Sampleminded, Inc. agreed to assume our payment obligations under approximately
$305,000
of aggregate principal amount of outstanding promissory notes.

Private placement

Pursuant to the
June 12, 2015
Agreement and Plan of Merger, SBR was obligated to undertake efforts to engage in a private placement of its common stock. On
September 4, 2015,
immediately prior to the closing of the Merger, SBR sold shares of its common stock for total proceeds of
$1,513,000,
net of offering costs, which shares ultimately resulted in the issuance of an incremental
762,500
shares of Cimarron common stock in the Merger.

Warrants

In
April 2015,
our Board of Directors agreed to reduce the exercise price of outstanding warrants issued in connection with certain notes payable from
$0.25
per share to
$0.1875
per share. This exercise price modification resulted in the recognition of a deemed dividend of
$170,625,
which was charged to accumulated deficit and credited to additional paid-in-capital. In
2015,
we received
$375,000
from warrant holders who exercised warrants at the reduced price. As of
December 31, 2016,
warrants exercisable for
2,450,000
shares remain outstanding.

Authorized capital stock

The total number of shares of capital stock that the Company is authorized to issue is
220,000,000
shares, with
200,000,000
shares designated as common stock and
20,000,000
shares undesignated stock issuable as preferred stock. On
May 17, 2016,
a regular meeting of our stockholders was held during which the stockholders approved an amendment to our Certificate of Incorporation which increased the number of authorized shares of common stock from
100,000,000
to
200,000,000
and the number of authorized shares of undesignated stock from
10,000,000
to
20,000,000.
We filed a Certificate of Amendment to our Certificate of Incorporation with the Secretary of State of the State of Utah on
May 18, 2016
to effect this amendment.

Shares reserved

Shares of common stock reserved for future issuance are as follows:

December 31, 2016
Stock options outstanding	7,019,600
Shares available for grant under equity incentive plan	11,144,000
Estimated common shares issuable upon conversion of notes payable	2,466,667
Common shares issuable under common stock purchase warrants	3,615,000
Total	24,245,267